BUSINESS SEGMENTS - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, Major Customer [Line Items]
Revenue from contract with customer	$ 208,938,247	$ 304,201,203	$ 290,732,049
Customer concentration | Revenue
Revenue, Major Customer [Line Items]
Concentration risk (in percent)		17.00%	18.00%
Revenue from contract with customer		$ 49,085,000	$ 53,687,000
Customer concentration | Sales
Revenue, Major Customer [Line Items]
Concentration risk (in percent)		10.00%	10.00%